NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS - Prepaid Expenses and Other Current Assets (Details) (Annual Report) (Annual Report [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Escrow deposit held for indemnification	$ 300,000
Other current assets		40,560
Total Prepaid Expenses and Other Current Assets	421,197	67,301
Professional Malpractice Liability Insurance [Member]
Prepaid insurance-medical professional liability	$ 121,197	$ 26,741